Cover Page	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001820190
Entity Registrant Name	Scilex Holding Company
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Post-Effective Amendment No. 2